Provisions - Summary of Changes in Greenhouse Gas Emissions Rights (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2025 KRW (₩) kt kT		Dec. 31, 2024 KRW (₩) kT kt
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]	36,069
Purchase (Sell) | kT		3,210
Government submission | kT		(15,437)
Carry Forward (Borrowing) | kt		286
Quantity Ending | kt		24,128
Balance Beginning	[1]	₩ 131,969
Purchase (Sell)		310,828
Government submission		(93,695)
Carry Forward (Borrowing)		43,659
ETC		(45,258)
Balance Ending		₩ 347,503		₩ 131,969	[1]
Period 2023 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]	14,829
Purchase (Sell) | kT		1,536
Government submission | kT		(14,780)
Carry Forward (Borrowing) | kt		(1,585)
Balance Beginning	[1]	₩ 25,128
Purchase (Sell)		135,837
Government submission		(39,968)
Carry Forward (Borrowing)		(129,188)
ETC		₩ 8,191
Balance Ending	[1]			25,128
Period 2024 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]	11,952
Purchase (Sell) | kT		1,674
Government submission | kT		(657)
Carry Forward (Borrowing) | kt		1,043
Quantity Ending | kt		14,012
Balance Beginning	[1]	₩ 99,968
Purchase (Sell)		174,991
Government submission		(53,727)
Carry Forward (Borrowing)		44,430
ETC		(53,693)
Balance Ending		₩ 211,969		99,968	[1]
Period 2025 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]	9,288
Carry Forward (Borrowing) | kt		828
Quantity Ending | kt		10,116
Balance Beginning	[1]	₩ 6,873
Carry Forward (Borrowing)		128,417
ETC		244
Balance Ending		135,534		₩ 6,873	[1]
3rd planned period [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]			25,186
Purchase (Sell) | kT				3,656
Government submission | kT				(16,742)
Carry Forward (Borrowing) | kt				(433)
ETC | kt				25
Quantity Ending | kt	[2]			11,692
Balance Beginning		107,550	[2]	₩ 198,047	[1]
Purchase (Sell)				355,624
Government submission				(399,200)
Carry Forward (Borrowing)				(54,192)
ETC				7,271
Balance Ending	[2]			₩ 107,550
3rd planned period [Member] | Period 2024 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]			13,784
Purchase (Sell) | kT				1,833
Government submission | kT				(13,884)
Carry Forward (Borrowing) | kt				(1,708)
ETC | kt				0
Quantity Ending | kt	[2]			25
Balance Beginning		0	[2]	₩ 129,571	[1]
Purchase (Sell)				176,441
Government submission				(159,199)
Carry Forward (Borrowing)				(146,813)
ETC				0
Balance Ending	[2]			₩ 0
3rd planned period [Member] | Period 2025 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Adjusted Quantity Beginning | kT	[1]			11,402
Purchase (Sell) | kT				1,823
Government submission | kT				(2,858)
Carry Forward (Borrowing) | kt				1,275
ETC | kt				25
Quantity Ending | kt	[2]			11,667
Balance Beginning		₩ 107,550	[2]	₩ 68,476	[1]
Purchase (Sell)				179,183
Government submission				(240,001)
Carry Forward (Borrowing)				92,621
ETC				7,271
Balance Ending	[2]			₩ 107,550

[1]	Changes in emission rights due to allowances additionally allocated or cancelled are reflected.
[2]	Current greenhouse gas emissions rights represent those expected to be surrendered to the government or sold within one year from the end of the reporting period. Non-current greenhouse gas emissions rights, amounting to ￦108,300 million, are classified as other intangible assets (See Note 21).